Segmental analysis - Reported external net operating income by country/ territory (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue and other operating income	[1]	£ 7,473	£ 7,506	£ 4,304
UK
Disclosure of geographical areas [line items]
Revenue and other operating income		3,618	3,609	3,068
France
Disclosure of geographical areas [line items]
Revenue and other operating income		1,280	1,819	(70)
Germany
Disclosure of geographical areas [line items]
Revenue and other operating income		836	836	732
Others
Disclosure of geographical areas [line items]
Revenue and other operating income		£ 1,739	£ 1,242	£ 574

[1]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as 'revenue'.